Financing Receivables - Transfer of Financing Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Financing receivables
Financing receivable transferred, net gain (loss)		$ (50)	$ (68)
Commercial Financing Receivables
Financing receivables
Receivables transferred		8,035	7,860
Receivables uncollected at end of period		$ 1,052	$ 1,150
Commercial Financing Receivables | Third Party Investor
Financing receivables
Transfer of financial assets, sales period	26 months
Commercial Financing Receivables | Third Party Investor | Maximum
Financing receivables
Financing receivables to be sold	$ 1,300